LIABILITY TO ISSUE COMMON STOCK	12 Months Ended
Dec. 31, 2021
Liability To Issue Common Stock
LIABILITY TO ISSUE COMMON STOCK

NOTE 8 - LIABILITY TO ISSUE COMMON STOCK

In March 2020, the Company entered into an agreement to issue 1,000,000 shares of the Company’s common stock in exchange for services valued at $7,400. These shares were issued in June 2021.